Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Non-controlling interest
Beginning Balance (in shares) at Dec. 31, 2022		76,804,474
Beginning Balance at Dec. 31, 2022	$ 1,173,412	$ 769	$ 798,188	$ (463)	$ 364,000	$ 10,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		47,829
Net income	86,872				82,255	4,617
Foreign currency translation	311			311
Investment by non-controlling interest	27,265					27,265
Repurchase of common stock (in shares)		(3,643,717)
Repurchase of common stock	(48,736)	$ (36)			(48,700)
Share-based compensation plan	1,284		1,284
Dividend declared	(7,334)				(7,334)
Ending Balance (in shares) at Dec. 31, 2023		73,208,586
Ending Balance at Dec. 31, 2023	1,233,074	$ 733	799,472	(152)	390,221	42,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		54,851
Restricted shares issued	$ 1	$ 1
Unrestricted shares issued (in shares)	14,568	14,568
Unrestricted shares issued	$ 137		137
Net income	94,097				85,571	8,526
Foreign currency translation	(396)			(396)
Repurchase of common stock (in shares)		(3,880,357)
Repurchase of common stock	(57,055)	$ (39)			(57,016)
Share-based compensation plan	1,191		1,191
Dividend declared	(15,854)				(14,254)	(1,600)
De-consolidation of Variable Interest Entity	$ (8,831)					(8,831)
Ending Balance (in shares) at Dec. 31, 2024	69,397,648	69,397,648
Ending Balance at Dec. 31, 2024	$ 1,246,364	$ 695	800,800	(548)	404,522	40,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		44,443
Unrestricted shares issued (in shares)	16,825	16,825
Net income	$ 105,873				100,122	5,751
Foreign currency translation	140			140
Investment by non-controlling interest	4,000					4,000
Repurchase of common stock (in shares)		(4,208,472)
Repurchase of common stock	(62,761)	$ (42)			(62,719)
Share-based compensation plan	1,833		1,833
Dividend declared	(21,885)				(14,763)	(7,122)
Purchase of non-controlling interest	$ (16,823)					(13,623)
Ending Balance (in shares) at Dec. 31, 2025	65,250,444	65,250,444
Ending Balance at Dec. 31, 2025	$ 1,256,741	$ 653	$ 799,433	$ (408)	$ 427,162	$ 29,901